Loans and Borrowings - Additional Information (Details) $ / shares in Units, $ in Thousands					1 Months Ended	2 Months Ended	12 Months Ended
	May 13, 2024 USD ($)	Apr. 26, 2024 USD ($)	Sep. 21, 2023 USD ($) day $ / shares	Feb. 17, 2023 USD ($)	Apr. 30, 2024 USD ($)	May 31, 2024 USD ($) day $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 28, 2022 USD ($)	Mar. 31, 2020 USD ($) $ / shares	Apr. 30, 2019 USD ($) $ / shares
Disclosure Of Loans And Borrowings [Line Items]
Gain on modification of debt							$ 3,686	$ (4,349)
Draw down on credit facility							560,000	253,667
Loans and borrowings							1,347,831	924,980
Proceeds from issuance of convertible notes							0	172,500
Gross proceeds from issuing shares		$ 299,000					$ 50,200	$ 41,800
Minimum share price (in dollars per share) | $ / shares						$ 8.45
Bottom of range
Disclosure Of Loans And Borrowings [Line Items]
Borrowings, adjustment to leverage ratio, interest rate				0.10%
Borrowings, adjustment to interest rate basis				2.50%
Future cash flow discount rate							3.00%	3.00%
Top of range
Disclosure Of Loans And Borrowings [Line Items]
Borrowings, adjustment to leverage ratio, interest rate				0.25%
Borrowings, adjustment to interest rate basis				4.50%
Future cash flow discount rate							10.60%	9.00%
Revolving Credit Facility
Disclosure Of Loans And Borrowings [Line Items]
Gain on modification of debt				$ 4,300
Transaction costs capitalised				$ 1,500
Undrawn amount on borrowing facilities							$ 104,600	$ 165,200
Term Loan
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings							490,800
Revolving Credit Facility
Disclosure Of Loans And Borrowings [Line Items]
Gain on modification of debt	$ 3,500
Transaction costs capitalised	7,600
Draw down on credit facility							60,000	253,700
Loans and borrowings							589,800	527,400
2023 convertible notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings			$ 172,500				131,682	123,720
Proceeds from issuance of convertible notes			165,100
Transaction costs incurred			$ 7,400				121,700
Interest rate			4.75%
Conversion price (in dollars per share) | $ / shares			$ 6.30
Number of threshold trading days, convertible | day			20
Number of consecutive trading days for determining the share price | day			30
Debt instrument, convertible, threshold percentage of stock price trigger			130.00%
Debt Instrument, redemption price, percentage			100.00%
Debt instrument, fundamental change, cash redemption price, percentage			100.00%
Gross proceeds from issuing shares							172,500
Issuing shares, allocated to liability component							$ 127,200
Contractual principal and interest payment discount rate							12.20%
Equity component residual amount							$ 45,300
Gross proceeds from issuing shares allocated to liability							5,500
Gross proceeds from issuing shares allocated to equity							1,900
Deferred tax liabilities initial carrying amount							$ 11,700
Effective interest rate used in borrowings							12.70%
Borrowings, conversion rate			0.1587302
2020 convertible notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings							$ 135,592	$ 135,288		$ 139,300
Interest rate										4.75%
Conversion price (in dollars per share) | $ / shares						$ 6.50				$ 7.80
Number of consecutive trading days for determining the share price | day						30
Contractual principal and interest payment discount rate						8.70%
Modification financial liability, borrowings						$ 132,000
Gain on modification of convertible notes						1,700
Financial liability derecognized, borrowings						136,200
Borrowings increase to reserves, equity for residual amount						1,800
Borrowings tax liability						$ 700
Threshold percentage of common shares						20.00%
Number of days for determining volume weighted average price						90 days
Effective interest rate							8.70%	7.30%
2019 convertible notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings					$ 130,000		$ 0	$ 138,604			$ 139,700
Interest rate											5.00%
Conversion price (in dollars per share) | $ / shares											$ 5.25
Modification financial liability, borrowings					127,300
Financial liability derecognized, borrowings					130,000
Borrowings increase to reserves, equity for residual amount					2,000
Borrowings tax liability					$ 700
Future cash flow discount rate					9.30%
Bank of Nova Montreal Societe Generale and Ing Capital LLC | Revolving Credit Facility
Disclosure Of Loans And Borrowings [Line Items]
Accordion feature, maximum amount									$ 100,000
Maximum capacity									$ 700,000
Bank of Nova Montreal Societe Generale and Ing Capital LLC | Term Loan
Disclosure Of Loans And Borrowings [Line Items]
Maximum capacity	$ 500,000
Borrowings, principal repayments due, period	2 years
Borrowings, term	3 years